Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,169,714	$ 1,299,301
Prepaid expenses	199,999	209,784	15,961
Total current assets	1,369,713	1,509,085	15,961
Investments held in Trust Account	300,073,644	300,069,135
Deferred offering costs associated with initial public offering			103,660
Total Assets	301,443,357	301,578,220	119,621
Current liabilities:
Accounts payable	454,002	34,298	23,060
Accrued expenses	4,302,517	1,846,704	80,600
Total current liabilities	4,756,519	1,881,002	103,660
Long term liabilities:
Warrant liability	22,050,000	56,930,000
Deferred underwriting commissions	10,500,000	10,500,000
Total liabilities	37,306,519	69,311,002	103,660
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption	259,136,830	227,267,210
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares	409	727
Class B ordinary shares	750	750	863
Additional paid-in capital	9,680,323	41,549,625	24,137
Accumulated deficit	(4,681,474)	(36,551,094)	(9,039)
Total shareholders’ equity	5,000,008	5,000,008	15,961
Total Liabilities and Shareholders’ Equity	$ 301,443,357	$ 301,578,220	$ 119,621